Investor A Institutional [Member] Average Annual Total Returns - Investor A Institutional [Member]	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.12%
Russell 2500™ Total Return Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.00%	8.77%	9.11%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	11.80%	8.48%	8.83%
Performance Inception Date			Aug. 13, 2015
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.23%	7.51%	7.92%
Performance Inception Date			Aug. 13, 2015
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.22%	6.45%	6.88%
Performance Inception Date			Aug. 13, 2015
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	12.06%	8.74%	9.08%
Performance Inception Date			Aug. 13, 2015